Convertible Note Payable	9 Months Ended
Sep. 30, 2014
Convertible Note Payable
Convertible Note Payable

On August 22, 2014 (the “Closing Date”), FPS closed a financing transaction by entering into a Securities Purchase Agreement dated August 22, 2014 (the “Securities Purchase Agreement”) with certain funds and investors signatory to such Securities Purchase Agreement (the “Purchasers”) for an aggregate subscription amount of $1,000,000 (the “Purchase Price”). Pursuant to the Securities Purchase Agreement, FPS issued the following to the Purchasers: (i) 10% Convertible Promissory Notes with an aggregate principal amount of $1,150,000 (the “Notes”), and (ii) warrants to purchase an aggregate of 6,666,667 shares of the Company’s common stock, par value $0.01 per share, for an exercise price of $0.12 per share for a period of five (5) years from the effective date of the registration statement (the “Warrants”).

The Company recorded $150,000 of original issuance cost related to this transaction, which we have recorded as debt discount.

The terms of the Notes and the Warrants are as follows:

10% Convertible Promissory Notes

The total principal amount of the Notes is issued with a 115% premium to the subscription amount. The Notes accrue interest at a rate equal to 10% per annum and have a maturity date of February 22, 2016. The Notes are convertible any time after the issuance date of the Notes. The Purchasers have the right to convert the Notes into shares of the Company’s common stock at a conversion price equal to $0.10 per share, subject to standard adjustments for stock dividends, stock splits, subsequent equity sales, subsequent rights offerings and pro rata distributions. While the Notes are outstanding, in the event of a subsequent equity sale at a price lower than the conversion price of $0.10 per share, the conversion price of the Notes shall be reduced to the lower conversion price. The Notes can be redeemed under certain conditions and the Company can force the conversion of the Notes in the event certain equity conditions are met.

In the event of default, the Purchasers have the right to require the Company to repay in cash all or a portion of the Notes at a price equal to 125% of the aggregate principal amount of the Notes plus all accrued but unpaid interest.

Warrants

The Warrants are exercisable in whole or in part, at an initial exercise price per share of $0.12, subject to adjustment. The exercise price and number of shares of the Company’s common stock issuable under the Warrants (the “Warrant Shares”) are subject to adjustments for stock dividends, splits, combinations, subsequent rights offerings, pro rata distributions and any issuance of securities below the exercise price of the Warrants. While the Warrants are outstanding, in the event of a subsequent equity sale including a warrant exercise price lower than the exercise price of $0.12 per share, the exercise price of the Warrants shall be reduced to the lower exercise price. Any adjustment to the exercise price shall similarly cause the number of Warrant Shares to be adjusted so that the total value of the Warrants may increase, provided, that in no event shall the number of Warrant Shares exceed 200% of the original number of Warrant Shares originally issued.

In addition to the Warrants described above, the Company also issued 800,000 warrants to a placement agent assisting with the convertible note transaction. The terms of the placement agent warrants are the same as of the terms of the Warrants explained above.

Registration Rights Agreement

In connection with the sale of Notes and Warrants pursuant to the Securities Purchase Agreement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company agreed to register all of the shares of common stock underlying the Notes and the shares of common stock underlying the Warrants (together, the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC within thirty (30) calendar days following the Closing Date (the “Filing Deadline”) and to use its best efforts to cause the Registration Statement to be declared effective under the Securities Act within 100 calendar days following the Closing Date (the “Effectiveness Deadline”). If the Company does not meet the Filing Deadline or the Effectiveness Deadline, the Company will have to pay the Purchasers a penalty equal to 1.5% of the aggregate subscription amount, up to a maximum penalty of 24%.

FPS filed the Registration Statement with the SEC on September 19, 2014 and an amendment thereto on November 6, 2014.

Deferred financing cost

In connection with the convertible note transaction explained above, the Company paid $55,000 for legal fees and $80,000 for placement agent fees. In addition, $29,550 was also recorded to deferred financing costs related to the fair value valuation of the placement agent warrants. $10,877 of deferred financing costs was amortized during the third quarter of 2014. The deferred financing cost balance is $153,673 as of September 30, 2014.

Derivative

Because the above convertible debt and warrants have full reset adjustments tied to future issuances of equity securities by the Company, it is subject to derivative liability treatment under ASC 815-40-15, “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock” (“ASC 815-40-15”). ASC 815-40-15 requires as of the date the convertible debt and warrants are issued, the derivative liability to be measured at the fair value and re-evaluated at the end of each reporting period. See Note 8 – Derivative Liability.

On issuance date the fair value of the derivative liability for both the convertible debt and warrants was $295,773 and $246,905, respectively. Therefore a total of $692,678 (including $150,000 original issuance costs) of debt discount was recorded. During the nine months ended September 30, 2014, $31,103 was recorded as amortization of debt discount. As of September 30, 2014, the convertible debt has a balance of $488,425, net of $661,575 of debt discount.